Benefit Plans - Effect of One-Percentage-Point Change in Assumed Healthcare Cost Trend Rates (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Effect on total annual service and interest cost	$ 59
Effect on other post-retirement benefit obligations	2,748
Effect on total annual service and interest cost	(52)
Effect on other post-retirement benefit obligations	$ (2,390)